NET EARNINGS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Stock Option
NET EARNINGS PER SHARE
Anti-dilutive effect excluded from computation of diluted net earnings per share	1,236,387	3,536,351	342,000